Financial Data by Segment and Geographic Area	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Financial Data by Segment and Geographic Area

16. Financial Data by Segment and Geographic Area

Segments

After consideration of the LifeWorks Disposition, management has concluded that we have one operating and reportable segment. This conclusion aligns with how management monitors operating performance, allocates resources, and deploys capital. Please refer to Note 3, “Discontinued Operations,” for further discussion of the LifeWorks Disposition.

Our Solutions

We categorize our solutions into two categories, Cloud and Bureau.

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Cloud revenue is generated from HCM solutions that are delivered via two cloud offerings, Dayforce and Powerpay. The Dayforce offering is differentiated from our market competition as being a single application with continuous calculation that offers a comprehensive range of functionality, including global HR, payroll, benefits, workforce management, and talent management on web and native iOS and Android platforms. Dayforce revenue is primarily generated from monthly recurring fees charged on a per-employee, per-month (“PEPM”) basis, generally one-month in advance of service. Also included within Dayforce revenue is implementation, staging, and other professional services revenue; revenues from the sale, rental, and maintenance of time clocks; and billable travel expenses. The Powerpay offering is our solution designed primarily for small market Canadian customers. The typical Powerpay customer has fewer than 20 employees, and the majority of the revenue is generated from recurring fees charged on a per-employee, per-process basis. Typical processes include the customer’s payroll runs, year-end tax packages, and delivery of customers’ remittance advices or checks. In addition to the direct revenue earned from the Dayforce and Powerpay offerings, Cloud revenue also includes investment income generated from holding Cloud customer funds in trust before funds are remitted to taxing authorities, Cloud customer employees, or other third parties; and revenue from the sale of third party services.

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Bureau revenue is generated primarily from HCM solutions delivered via a service-bureau model. These solutions are delivered via three primary service lines: payroll, payroll-related tax filing services, and outsourced human resource solutions. Revenue from payroll services is generated from recurring fees charged on a per-process basis. Typical processes include the customer’s payroll runs, year-end tax packages, and delivery of customers’ remittance advices or checks. In addition to customers who use our payroll services, certain customers use our tax filing services on a stand-alone basis. Our outsourced human resource solutions are tailored to meet the needs of individual customers, and entail our contracting to perform many of the duties of a customer’s human resources department, including payroll processing, time and labor management, performance management, and recruiting. We also perform individual services for customers, such as check printing, wage attachment and disbursement, and Affordable Care Act (“ACA”) management. Additional items included in Bureau revenue are custom professional services revenue; investment income generated from holding Bureau customer funds in trust before funds are remitted to taxing authorities, Bureau customer employees, or other third parties; consulting services related to Bureau offerings; and revenue from the sale of third party services.

Revenue by solution is as follows:

	Nine Months Ended September 30,
	2018	2017
Cloud	$386.0	$288.0
Bureau	160.1	200.4

Total revenue	$546.1	$488.4

18. Financial Data by Segment and Geographic Area

Segments

After considerations of the LifeWorks Disposition, management has concluded that we have one operating and reportable segment. This conclusion aligns with how management monitors operating performance, allocates resources, and deploys capital. Please refer to Note 3, “Discontinued operations,” for further discussion of the LifeWorks Disposition.

Our Solutions

We categorize our solutions into two categories: Cloud and Bureau offerings.

•

Cloud revenue is generated from HCM solutions that are delivered via two cloud offerings: Dayforce and Powerpay. The Dayforce offering is differentiated from our market competition as being a single application that offers a comprehensive range of functionality, including global HR, payroll, benefits, workforce management, and talent management on web and native iOS and Android platforms. Dayforce revenue is primarily generated from monthly recurring fees charged on a PEPM basis, generally one-month in advance of service. Also included within Dayforce revenue is implementation, staging, and other professional services revenue; revenues from the sale, rental, and maintenance of time clocks; and billable travel expenses. The Powerpay offering is our solution designed primarily for small market Canadian customers. The typical Powerpay customer has fewer than 20 employees, and the majority of the revenue is generated from recurring fees charged on a per-employee, per-process basis. Typical processes include the customer’s payroll runs, year-end tax packages, and delivery of customers’ remittance advices or checks. In addition to the direct revenue earned from the Dayforce and Powerpay offerings, Cloud revenue also includes investment income generated from holding Cloud customer funds in trust before funds are remitted to taxing authorities, Cloud customer employees, or other third parties; and revenue from the sale of third party services.

•

Bureau revenue is generated primarily from HCM solutions delivered via a service-bureau model. These solutions are delivered via three primary service lines: payroll, payroll-related tax filing services, and outsourced human resource solutions. Revenue from payroll services is generated from recurring fees charged on a per-process basis. Typical processes include the customer’s payroll runs, year-end tax packages, and delivery of customers’ remittance advices or checks. In addition to customers who use our payroll services, certain customers use our tax filing services on a stand-alone basis. Our outsourced human resource solutions are tailored to meet the needs of individual customers, and entail our contracting to perform many of the duties of a customer’s human resources department, including payroll processing, time and labor management, performance management, and recruiting. We also perform individual services for customers, such as check printing, wage attachment and disbursement, and ACA management. Additional items included in Bureau revenue are custom professional services revenue; investment income generated from holding Bureau customer funds in trust before funds are remitted to taxing authorities, Bureau customer employees, or other third parties; consulting services related to Bureau offerings; and revenue from the sale of third party services.

Revenue by solution is as follows:

	Year Ended December 31,
	2017	2016	2015
Cloud	$404.3	$297.8	$225.2
Bureau	266.5	325.6	386.4

Total revenue	$670.8	$623.4	$611.6

Geographic and Customer Information

No single customer accounts for 1% or more of our consolidated revenue for any of the periods presented.

Revenue by country is as follows:

	Year Ended December 31,
	2017	2016	2015
United States	$465.2	$432.7	$420.0
Canada	203.4	189.0	190.8
Other	2.2	1.7	0.8

Total revenue	$670.8	$623.4	$611.6

Long-lived assets by country is as follows:

	December 31,
	2017	2016
United States	$1,786.1	$1,788.3
Canada	480.6	450.6
Other	2.8	2.4

Total long-lived assets	$2,269.5	$2,241.3